UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2007

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY
MARKET TRUST

CITI CONNECTICUT TAX FREE
RESERVES

FORM N-Q
MAY 31, 2007

Citi Connecticut Tax Free Reserves

Schedule of Investments (unaudited)	May 31, 2007

Face
Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.9%
Education — 16.1%
		Connecticut State, HEFA Revenue:
$ 10,024,000	A-1+	Avon Old Farms School, Series A, LOC-Bank of America, 3.740%, 6/7/07 (a)	$10,024,000
3,200,000	VMIG1(b)	Ridgefield Academy, Series A, LOC-Bank of America, 3.740%, 6/7/07 (a)	3,200,000
3,800,000	A-1+	Sacred Heart University, Series F, LOC-Bank of America, 3.780%, 6/7/07 (a)	3,800,000
7,445,000	A-1+	University of New Haven, Series G, LOC-Wachovia Bank, 3.780%, 6/7/07 (a)	7,445,000
4,590,000	A-1+	Washington Montessori School, Series A, LOC-Wachovia Bank, 3.800%, 6/7/07 (a)	4,590,000
		Yale University:
3,325,000	A-1+	Series U-2, 3.700%, 6/6/07 (a)	3,325,000
11,000,000	A-1+	Series V-1, 3.900%, 6/1/07 (a)	11,000,000
13,000,000	A-1+	Series X-3, 3.900%, 6/1/07 (a)	13,000,000
1,000,000	F1+(c)	University of Connecticut, P Float PA 1255, MBIA-Insured, SPA-Merrill
		Lynch Capital Services Inc., 3.780%, 6/7/07 (a)	1,000,000
2,070,000	AAA	University of Puerto Rico Revenue, Refunding, Series N, MBIA-Insured, 6.250% due 6/1/07	2,070,000

		Total Education	59,454,000

Finance — 1.8%
6,665,000	A-1+	Puerto Rico Public Finance Corp., Series PA-579, AMBAC-Insured, SPA-
		Merrill Lynch Capital Services Inc., 3.750%, 6/7/07 (a)	6,665,000

General Obligation — 32.5%
1,000,000	NR	Avon, CT, GO, BAN, 4.000% due 10/26/07	1,000,927
		Connecticut State, GO:
990,000	F1+(c)	PT 1588, FSA-Insured, SPA-Merrill Lynch Capital Services Inc.,
		3.780%, 6/7/07 (a)	990,000
12,000,000	A-1+	Series A, SPA-Landesbank Hessen-Thuringen, 3.800%, 6/7/07 (a)	12,000,000
2,200,000	A-1+	Series A-1, SPA-Dexia Credit Local, 3.650%, 6/7/07 (a)	2,200,000
1,200,000	NR	Darien, CT, GO, BAN, 4.000% due 8/1/07	1,201,019
3,900,000	NR	Easton, CT, GO, BAN, 4.000% due 2/7/08	3,913,715
17,500,000	NR	Hartford County, CT, Metropolitan District, GO, BAN, 4.000% due 11/15/07	17,531,730
3,175,000	MIG1(b)	Litchfield, CT, GO, BAN, 4.000% due 2/12/08	3,185,964
10,000,000	NR	Milford, CT, GO, BAN, 4.000% due 11/2/07	10,017,262
		New Britain, CT, GO:
2,750,000	SP-1+	BAN, 4.250% due 4/4/08	2,765,849
3,280,000	A-1+	Series B, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.780%, 6/6/07 (a)	3,280,000
1,925,000	MIG1(b)	North Haven, CT, GO, BAN, 4.250% due 1/22/08	1,933,488
		Puerto Rico MFA, GO:
7,455,000	VMIG1(b)	Floater Certificates, Series 225, FSA-Insured, LIQ-Morgan Stanley,
		3.780%, 6/7/07 (a)	7,455,000
2,400,000	A-1+	PA 642, MBIA-Insured, LIQ-Merrill Lynch Capital Services Inc.,
		3.750%, 6/7/07 (a)	2,400,000
2,000,000	AAA	Series B, FSA Insured, 5.500% due 8/1/07	2,006,840
3,000,000	A-1	Puerto Rico Municipal Finance Agency, GO, Series PA 645, FSA-Insured,
		LIQ-Merrill Lynch, 3.750%, 6/1/07 (a)	3,000,000
		Regional School District:
5,175,000	MIG1(b)	No. 05, GO, BAN, State Aid Withholding, 4.250% due 11/28/07	5,192,990
3,485,000	NR	No. 10, GO, BAN, 4.500% due 8/13/07	3,490,508
5,000,000	NR	Stonington, CT, GO, BAN, 4.000% due 7/10/07	5,002,921
6,500,000	NR	Thompson, CT, GO, BAN, 4.000% due 12/13/07	6,516,157

See Notes to Schedule of Investments.

Citi Connecticut Tax Free Reserves

Schedule of Investments (unaudited)(continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

General Obligation — 32.5% (continued)
$ 3,080,000	NR	Tolland, CT, GO, BAN, 4.000% due 9/14/07	$3,084,071
1,000,000	AA	Trumbull, CT, GO, 3.750% due 9/1/07	1,000,471
20,986,000	MIG1(b)	Vernon, CT, GO, BAN, 4.000% due 2/14/08	21,053,234

		Total General Obligation	120,222,146

Government Facilities — 0.1%
330,000	A-1+	Puerto Rico Public Buildings Authority Revenue GTD, Series PA 577,
		AMBAC-Insured, LIQ-Merrill Lynch, 3.750%, 6/7/07 (a)	330,000

Hospitals — 24.0%
		Connecticut State:
4,920,000	VMIG1(b)	Development Authority Healthcare Revenue, Corporation Independent
		Living Project, LOC-JPMorganChase, 3.800%, 6/6/07 (a)	4,920,000
		HEFA Revenue:
1,275,000	AAA	Childrens Medical Center, Series B, MBIA Insured, 4.000% due 7/1/07	1,275,367
8,500,000	A-1	Covenant Retirement, Series A, LOC-LaSalle Bank NA, 3.720%, 6/7/07 (a)	8,500,000
11,015,000	A-1+	Eastern Connecticut Health, Series B, LOC-Sovereign Bank &
		Comerica Bank, 3.780%, 6/7/07 (a)	11,015,000
7,400,000	A-1+	Gaylord Hospital Issue, Series A, LOC-Bank of America, 3.740%, 6/6/07 (a)	7,400,000
3,385,000	A-1+	Hartford Hospital Series B, LOC-Bank of America, 3.740%, 6/6/07 (a)	3,385,000
5,220,000	A-1+	Hospital of St Raphael, Series M, LOC-KBC Bank, 3.700%, 6/6/07 (a)	5,220,000
4,105,000	A-1+	Marvelwood School Issue, Series A, LOC-Wachovia Bank, 3.800%, 6/7/07 (a)	4,105,000
3,485,000	A-1+	Refunding, United Methodist Home, Series A, LOC-Wachovia Bank,
		3.800%, 6/7/07 (a)	3,485,000
4,850,000	VMIG1(b)	Series 1637, AMBAC-Insured, LIQ-Morgan Stanley, 3.800%, 6/7/07 (a)	4,850,000
9,075,000	VMIG1(b)	Summerwood University Park, Series A, LOC-Toronto-Dominion
		Bank, 3.680%, 6/6/07 (a)	9,075,000
		Updates-Edgehill, Series C, LOC-KBC Bank NV:
200,000	VMIG1(b)	3.680%, 6/1/07 (a)	200,000
11,600,000	VMIG1(b)	3.690%, 6/1/07 (a)	11,600,000
13,750,000	A-1+	Wesleyan University, Series F, SPA-JPMorganChase, 3.770%, 6/6/07 (a)	13,750,000

		Total Hospitals	88,780,367

Housing: Multi-Family — 0.4%
1,505,000	A-1+	Hartford Redevelopment Agency Mortgage Revenue, Refunding, Housing
		Underwood Tower Project, FSA-Insured, SPA-Societe Generale,
		3.740%, 6/7/07 (a)	1,505,000

Housing: Single Family — 0.5%
1,693,000	AAA	Connecticut State, HFA, Housing Mortgage Finance Program, Series D,
		3.850%, 6/6/07 (a)(d)	1,693,000

Industrial Development — 1.3%
		Connecticut State Development Authority, IDR:
2,400,000	A-1+	Northeast Foods Inc. Project, LOC-Bank of America, 3.790%, 6/7/07 (a)(d)	2,400,000
2,415,000	A-1+	Wyre Wynd Corp. Project, LOC-Bank of America, 3.790%, 6/6/07 (a)(d)	2,415,000

		Total Industrial Development	4,815,000

Miscellaneous — 1.4%
		Commonwealth of Puerto Rico:

See Notes to Schedule of Investments.

Citi Connecticut Tax Free Reserves

Schedule of Investments (unaudited)(continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Miscellaneous — 1.4% (continued)
$ 485,000	A-1+	P-Floats PA-944, MBIA-Insured, SPA-Merrill Lynch Capital Services
		Inc., 3.750%, 6/7/07 (a)	$485,000
3,000,000	A-1+	Refunding, Government Development Bank, GO, MBIA-Insured, SPA-
		Credit Suisse, 3.610%, 6/6/07 (a)	3,000,000
1,725,000	A-1	Puerto Rico Municipal Finance Agency, Series 805, FSA-Insured, LIQ-
		Morgan Stanley, 3.780%, 6/7/07 (a)	1,725,000

		Total Miscellaneous	5,210,000

Tax Allocation — 5.1%
10,000,000	SP-1+	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, BNP
		Paribas, Dexia Credit Local, Fortis Bank SA/NV, Banco Bilboa
		Vizcaya and Banco Santander PR, 4.500% due 7/30/07	10,015,743
8,840,000	A-1+	Connecticut State, Special Tax Obligation Revenue , Refunding,
		Transportation Infrastructure-1, AMBAC-Insured, SPA-Westdeutsche
		Landesbank, 3.800%, 6/6/07 (a)	8,840,000

		Total Tax Allocation	18,855,743

Transportation — 10.5%
3,000,000	A-1+	Capital City, EDA, Parking & Energy Fee Revenue, Series B, SPA-Bank of
		America, 3.680%, 6/6/07 (a)	3,000,000
2,190,000	AAA	Connecticut State Airport Revenue, Bradley International Airport, FGIC-
		Insured, 5.000% due 10/1/07	2,200,460
8,700,000	A-1+	Connecticut State, Special Tax Obligation Revenue, PT-368, FGIC-Insured,
		SPA-Merrill Lynch Capital Services Inc., 3.780%, 6/7/07 (a)	8,700,000
		Puerto Rico Commonwealth, Highway & Transportation Authority Revenue:
1,720,000	A-1	PA-548R, MBIA-IBC-Insured, LIQ-Merrill Lynch Capital Services
		Inc., 3.750%, 6/7/07 (a)	1,720,000
7,015,000	A-1+	Putters-Series 246, FSA-Insured, LIQ-JPMorganChase, 3.780%, 6/7/07 (a)	7,015,000
3,315,000	F1+(c)	Puerto Rico Highway & Transportation Authority Highway Revenue, Series
		969, MBIA-Insured, LIQ-Morgan Stanley, 3.780%, 6/7/07 (a)	3,315,000
		Puerto Rico Public Finance Corp., MSTC:
8,400,000	A-1	Class A, Series 2001-128, FGIC-Insured, LIQ-Bear Stearns Capital
		Markets, 3.880%, 6/1/07 (a)(d)(e)	8,400,000
4,545,000	A-1	Series 2000-102 Certificate, Class A, AMBAC-Insured, LIQ-Bear
		Stearns Capital Markets, 3.760%, 6/7/07 (a)(e)	4,545,000

		Total Transportation	38,895,460

Utilities — 4.8%
		Puerto Rico, Electric Power Authority Revenue, PART, MSTC:
14,900,000	A-1+	Series SGA 43, MBIA-Insured, SPA-Societe Generale, 3.810%, 6/6/07 (a)	14,900,000
3,000,000	A-1+	Series SGA 44, MBIA-Insured, SPA-Societe Generale, 3.810%, 6/6/07 (a)	3,000,000

		Total Utilities	17,900,000

See Notes to Schedule of Investments.

Citi Connecticut Tax Free Reserves

Schedule of Investments (unaudited)(continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Water & Sewer — 1.4%
$ 5,000,000	A-1+	New Britain, CT, Revenue, AMBAC-Insured, SPA-Bank of Nova Scotia
		Trust Company, 3.780%, 6/6/07 (a)	$5,000,000

		TOTAL INVESTMENTS — 99.9% (Cost — $369,325,716#)	369,325,716
		Other Assets in Excess of Liabilities — 0.1%	199,464

		TOTAL NET ASSETS — 100.0%	$369,525,180

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody's Investors Service.
(c)	Rating by Fitch Ratings Service.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 5 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
EDA - Economic Development Authority
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
GO - General Obligation
GTD - Guaranteed
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IBC - Insured Bond Certificates
IDR - Industrial Development Revenue
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFA - Municipal Finance Authority
MSTC - Municipal Securities Trust Certificates
PART - Partnership Structure
SPA - Standby Bond Purchase Agreement
TRAN - Tax and Revenue Anticipation Notes

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies

Citi Connecticut Tax Free Reserves (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate non-diversified series of CitiFunds Trust III, a Massachusetts business trust, registered under the 1940 Act, as an open-ended management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Connecticut, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Connecticut.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2		CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.		EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2007

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: July 26, 2007